OTHER INVESTMENTS - Key observable/unobservable inputs (Details) - Rand Refinery Proprietary Limited ("Rand Refinery") - R / kg	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Forecast average gold price	2,273,530	1,620,480
Forecast average silver price	32,795	18,598
Average South African CPI	4.90%	4.50%
Long-Term Government Bond Rate	8.40%	9.70%
Terminal growth rate
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.024	0.045
Weighted average cost of capital
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, investments in other entities, percentage	0.158	0.160